Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
(15)	Subsequent Events

Since January 1, 2020, the Company has issued 2,915 shares pursuant to conversions of Series E and Series E-1 Convertible Preferred Stock.

In May 2018, the Company received a Demand Letter from a vendor for an outstanding balance owed at that time of $2.1 million. At that time, the Company agreed with the vendor on a payment plan for the balance owed. Subsequent to December 31, 2019, the vendor issued a notice of default relating to the Demand Letter. As a result, the Company paid $0.9 million, representing the remaining balance owed.

In February 2020, we issued 2,717 shares of restricted common stock in relation to certain advisory services received by us. In connection with the foregoing, we relied upon the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, for transactions not involving a public offering.

In connection with our proposed public offering (the “Proposed Offering”) of our securities pursuant to our registration statement on Form S-1 (File No. 333-235904), and the potential listing of the Company’s common stock, par value $0.01 per share (the “Common Stock”) on the Nasdaq Capital Market in connection therewith, on March 11, 2020, the Company entered into a support and conversion agreement (the “Support and Conversion Agreement”) with Rosalind Master Fund L.P. and Rosalind Opportunities Fund I L.P. (collectively, “Rosalind”) and our executive officers. The Support and Conversion Agreement provides that, among other things, the executive officers have agreed to receive payment of the net after-tax amount of their 2019 annual incentive bonuses aggregating $221,000 in unregistered shares of Common Stock, valued at the public offering price of the securities sold in the Proposed Offering, upon the consummation of the Proposed Offering.  In addition, following the consummation of the Proposed Offering, (i) Rosalind has agreed that from time to time the Company may require them to convert all or a portion of their 8% senior secured promissory notes in the aggregate principal amount of $2 million (the “Notes”) into shares of the Company’s Series E convertible preferred stock (the “Series E Preferred Stock”) and Series E warrants at the contractual conversion price of $1,500 per share of Series E Preferred Stock in certain circumstances described below (a “Rosalind Conversion”), and (ii) the Company’s executive officers have agreed to receive payment of the net after-tax amounts of back pay and deferred bonuses aggregating $765,000 in unregistered shares of Common Stock (an “Equitization Transaction,” and together with a Rosalind Conversion, an “Equity Infusion”).  The shares of Common Stock issuable in an Equitization Transaction would have a value equal to the greater of (x) the last reported sale price per share as of the trading day immediately preceding the Equity Infusion Date (as defined below) and (y) the volume-weighted average price of the Common Stock for the five trading days immediately preceding the Equity Infusion Date.

The recent outbreak of a novel strain of coronavirus (COVID-19) has had an impact on our ability to monitor data at our clinical trial sites and is likely to cause a decline in product revenue for the forseeable future as many hospitals are prioritizing the treatment of patients diagnosed with COVID-19. This situation is rapidly changing and additional impacts to the business may arise that we are not aware of currently. The ultimate impact of the pandemic on the Company’s results of operations, financial position, liquidity or capital resources cannot be reasonably estimated at this time.

Unaudited

On April 8, 2020, we, Rosalind and our executive officers entered into an amendment (the “Amendment”) to the Support and Conversion Agreement. Pursuant to the Amendment, we agreed to, among other things, extend the expiration date of the Support and Conversion Agreement. As so amended, the Support and Termination Agreement will expire on the earlier of (i) the date on which all of Rosalind’s 8% senior secured promissory notes in the aggregate principal amount of $2 million have been converted or paid in full, or (ii) June 30, 2021; provided, however, that the Support and Conversion Agreement will terminate and be of no further force and effect (x) with respect to an executive officer, upon the effective date of the termination of the executive officer’s employment by us and (y) if Nasdaq approval is not obtained or the Proposed Offering is not consummated on or prior to the April 30, 2020 (the “Closing Deadline”) other than as a result of a failure by Rosalind to satisfy the Participation Condition (as such term is defined in the Board Appointment Agreement described below). In the Amendment, Rosalind notified us that it intends to participate in the Proposed Offering pursuant to the participation rights provided to it in the Support and Conversion Agreement.

We have also entered into a Board Appointment Agreement (the “Board Appointment Agreement”) with Rosalind pursuant to which we agreed to provide Rosalind with certain representation rights on our Board of Directors (the “Board”). Pursuant to the terms of the Board Appointment Agreement, Rosalind will have the right to nominate, and to cause the removal or replacement of, up to two directors for election to the Board (the “Rosalind Nominees”) in the event that the Proposed Offering is consummated on or prior to the Closing Deadline and Rosalind invests at least $4.0 million in the Proposed Offering on the same terms as the other investors in the Proposed Offering (the “Participation Condition”), or in the event that the Proposed Offering is not consummated on or prior to the Closing Deadline other than as a result of Rosalind’s failure to satisfy the Participation Condition. The Rosalind Nominees must meet all applicable requirements for treatment as independent directors under applicable SEC and Nasdaq rules and regulations. The Board has determined that Gil Aharon and Steven Salamon, the principals of Rosalind, would qualify as independent directors under such rules and One Rosalind Nominee would be appointed to the class of directors whose term expires at our 2022 annual meeting of stockholders and the other would be appointed to the class of directors whose term expires at our 2021 annual meeting of stockholders.

If Rosalind exercises its rights to nominate one or more Rosalind Nominees, Rosalind will also have the right to designate a Rosalind Nominee for service on any committee of the Board so long as such Rosalind Nominee meets any applicable SEC and Nasdaq requirements for membership on such committee.

If Rosalind exercises its rights to nominate one or more Rosalind Nominees, the Board will increase the size of the Board and elect the Rosalind Nominees to fill the vacancies created by such increase. Rosalind’s right to nominate one or more Rosalind Nominees as described above will expire, if unexercised, at 5:00 p.m. on May 5, 2020 or, prior thereto, if Rosalind ceases to be the beneficial owner of at least 9.99% of our common stock (determined without giving effect to any provision of any security limiting Rosalind’s beneficial ownership).

Until the later of such time as Rosalind exercises its nomination rights and April 30, 2020, the Board will not fill any vacancy on the Board with a candidate who is not approved by Rosalind. If Rosalind exercises its right to nominate one or more Rosalind Nominees, the Board has agreed that prior to our 2020 annual meeting of stockholders and, in any event, no later than June 30, 2020, the Board will meet to consider and approve a reduction in the size of the Board from eight to no fewer than six members. Any director who is asked to step down from the Board has agreed to resign at the end of the meeting.